SUBSIDY INCOME	12 Months Ended
Dec. 31, 2015
Disclosure of Subsidy Income [Abstract]
Disclosure of Subsidy Income [Text Block]
20.	SUBSIDY INCOME

For the year ended December 31, 2015, the Company has not received any subsidy income. For the year ended December 31, 2014, the Company received approximately $1,253 (RMB 7,700) from the local government in China as subsidy income.